Reserves - Summary of Exercisable Options Per Stock Option (Details)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares
Options Outstanding [Abstract]
Number of options (in shares)	3,097,057	4,741,930	6,875,616
Weighted average outstanding maturity period (years)	2 years 2 months 5 days
Options Exercisable [Abstract]
Number of options (in shares)	3,051,257
Weighted average outstanding maturity period (years)	2 years 1 month 24 days
0.01 to 8.00
Options Outstanding [Abstract]
Number of options (in shares)	2,000
Weighted average outstanding maturity period (years)	7 days
Options Exercisable [Abstract]
Number of options (in shares)	2,000
Weighted average outstanding maturity period (years)	7 days
8.01 to 16.00
Options Outstanding [Abstract]
Number of options (in shares)	40,000
Weighted average outstanding maturity period (years)	3 years 11 days
Options Exercisable [Abstract]
Number of options (in shares)	30,000
Weighted average outstanding maturity period (years)	3 years 11 days
16.01 to 24.00
Options Outstanding [Abstract]
Number of options (in shares)	968,300
Weighted average outstanding maturity period (years)	2 years 5 months 27 days
Options Exercisable [Abstract]
Number of options (in shares)	932,500
Weighted average outstanding maturity period (years)	2 years 5 months 5 days
24.01 to 32.00
Options Outstanding [Abstract]
Number of options (in shares)	1,364,605
Weighted average outstanding maturity period (years)	1 year 10 months 17 days
Options Exercisable [Abstract]
Number of options (in shares)	1,364,605
Weighted average outstanding maturity period (years)	1 year 10 months 17 days
32.01 to 40.00
Options Outstanding [Abstract]
Number of options (in shares)	722,152
Weighted average outstanding maturity period (years)	1 year 2 months 12 days
Options Exercisable [Abstract]
Number of options (in shares)	722,152
Weighted average outstanding maturity period (years)	1 year 2 months 12 days
Minimum | 0.01 to 8.00
Options Exercisable [Abstract]
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	$ 0.01
Minimum | 8.01 to 16.00
Options Exercisable [Abstract]
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	8.01
Minimum | 16.01 to 24.00
Options Exercisable [Abstract]
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	16.01
Minimum | 24.01 to 32.00
Options Exercisable [Abstract]
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	24.01
Minimum | 32.01 to 40.00
Options Exercisable [Abstract]
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	32.01
Maximum | 0.01 to 8.00
Options Exercisable [Abstract]
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	8.00
Maximum | 8.01 to 16.00
Options Exercisable [Abstract]
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	16.00
Maximum | 16.01 to 24.00
Options Exercisable [Abstract]
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	24.00
Maximum | 24.01 to 32.00
Options Exercisable [Abstract]
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	32.00
Maximum | 32.01 to 40.00
Options Exercisable [Abstract]
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	$ 40.00